INTANGIBLE ASSETS - Impairment testing of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Groups of CGUs according to operating segments
Pre-tax cash flow projections period approved by management	5 years
Estimated growth rate for cash flows beyond approved period	2.00%	2.00%
Pre-tax rate that reflects specific risks related to CGUs and groups of CGUs as discount rate	12.62%	12.62%
Impairment of goodwill	¥ 0	¥ 0
Alumina | CGU
Groups of CGUs according to operating segments
Goodwill	1,369,366	1,369,107
Alumina | Guangxi Branch
Groups of CGUs according to operating segments
Goodwill	189,419	189,419
Alumina | PT. Nusapati Prima
Groups of CGUs according to operating segments
Goodwill	15,998	15,739
Alumina | Shanxi Huaxing
Groups of CGUs according to operating segments
Goodwill	1,163,949	1,163,949
Primary aluminum | CGU
Groups of CGUs according to operating segments
Goodwill	2,141,526	2,141,526
Primary aluminum | Qinghai Branch
Groups of CGUs according to operating segments
Goodwill	217,267	217,267
Primary aluminum | Lanzhou Branch
Groups of CGUs according to operating segments
Goodwill	¥ 1,924,259	¥ 1,924,259